SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment

Buildings and infrastructure	8 – 45 years
Machinery	3 – 30 years
Transportation facilities	6 – 10 years
Office and other equipment	3 – 10 years

Schedule of estimated useful lives of investment properties

Buildings	25 – 50 years
Land use rights	40 – 70 years

Schedule of estimated useful lives of right-of-use assets

Buildings	2 – 20 years
Machinery	2 – 10 years
Land use rights	10 – 50 years